UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund
(formerly Spartan® Massachusetts
Municipal Income Fund)
Fidelity Massachusetts AMT
Tax Free Money Market Fund
(formerly Spartan Massachusetts
Municipal Money Market Fund)
Fidelity Massachusetts Municipal
Money Market Fund

Annual Report January 31, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders
Shareholder Expense	5	An example of shareholder expenses.
Example
Fidelity Massachusetts Municipal Income Fund
	7	Performance
	8	Management’s Discussion
	9	Investment Changes
	10	Investments
	24	Financial Statements
Fidelity Massachusetts AMT Tax Free Money Market Fund
	28	Investment Changes/Performance
	29	Investments
	40	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	44	Investment Changes/Performance
	45	Investments
	62	Financial Statements
Notes	66	Notes to the financial statements
Report of Independent	72
Registered Public
Accounting Firm
Trustees and Officers	74
Distributions	86
Proxy Voting Results	87
Board Approval of	89
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Annual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Fidelity Massachusetts Municipal
Income Fund
Actual	$1,000.00	$1,012.30	$2.38
HypotheticalA	$1,000.00	$1,022.84	$2.40
Fidelity Massachusetts AMT
Tax Free Money Market Fund
Actual	$1,000.00	$1,012.20	$2.03
HypotheticalA	$1,000.00	$1,023.19	$2.04
Fidelity Massachusetts Municipal
Money Market Fund
Actual	$1,000.00	$1,011.60	$2.59
HypotheticalA	$1,000.00	$1,022.63	$2.60

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Massachusetts Municipal Income Fund	47%
Fidelity Massachusetts AMT Tax Free Money Market Fund	40%
Fidelity Massachusetts Municipal Money Market Fund	51%

Annual Report

6

Fidelity Massachusetts Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended January 31, 2006	Past 1	Past 5	Past 10
	year	years	years
Fidelity® MA Municipal Income Fund	2.76%	5.39%	5.46%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Massachusetts Municipal Income Fund on January 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

7 Annual Report

7

Fidelity Massachusetts Municipal Income Fund

Management’s Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Massachusetts Municipal Income Fund

2005 marked the third consecutive year that municipal bonds outperformed the investment grade taxable bond market, a trend that continued through the first month of 2006. While both markets were pressured by the steadily rising federal funds rate and fears of inflation, short term Treasury yields rose and long term yields fell to a greater extent than in municipal bonds, and many investors were attracted to the yield differential between longer dated municipals and taxable investment grade debt. As rates fell in the long end of the municipal market, many issuers looked to refinance existing debt costs or finance new projects at better relative rates. This demand contributed to record high issuance for calendar year 2005. For the year ending January 31, 2006, the Lehman Brothers® Municipal Bond Index a performance measure of approximately 34,000 investment grade, fixed rate, tax exempt bonds rose 2.83% . In comparison, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained a more modest 1.80% .

For the 12 months ending January 31, 2006, the fund returned 2.76% . During the same period, the LipperSM Massachusetts Municipal Debt Funds Average was up 1.95% and the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index gained 2.60% . Against a backdrop of strong economic conditions and improving creditworthiness of many Massachusetts issuers, the state’s muni market performed in line with the national muni market. Turning to the fund’s outperformance, it had more of its assets than the index and, I suspect, the Lipper peer group average in bonds that were prerefunded during the period. This process involves issuers refinancing outstanding debt by issuing new debt and using the proceeds to purchase U.S. government securities to back the refinanced bonds to a date prior to their maturity, typically the bonds’ first call date. As a result of that government backing, the bonds generally enjoyed price increases. We also had generally favorable sector selection relative to the index, particularly the fund’s overweighting of lower rated hospital bonds. Security selection within the hospital sector benefited returns as well. Detracting from performance was the fund’s likely underweight ing relative to its competitors in below investment grade bonds, which were among the muni market’s best performers during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

8 8

Fidelity Massachusetts Municipal Income Fund
Investment Changes

Top Five Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	22.3	20.8
Transportation	15.8	16.1
Special Tax	14.9	13.4
Education	10.9	11.5
Escrowed/Pre Refunded	10.5	11.1
Average Years to Maturity as of January 31, 2006
		6 months ago
Years	15.2	15.1

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of January 31, 2006
6 months ago
Years	6.8	6.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

9 Annual Report

Fidelity Massachusetts Municipal Income Fund
Investments January 31, 2006
Showing Percentage of Net Assets

Municipal Bonds 98.2%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$1,825,000	$1,920,831
Massachusetts – 94.4%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,429,129
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,410,927
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,085,943
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08
(MBIA Insured)	5,000	5,007
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,317,968
5% 8/1/17 (MBIA Insured)	7,990,000	8,466,444
5% 8/1/18 (MBIA Insured)	6,200,000	6,562,452
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,491,209
5.75% 11/1/13	1,975,000	2,150,992
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,146,555
Bridgewater-Raynham Reg’l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,586,672
5% 6/15/19 (FSA Insured)	1,535,000	1,645,812
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,618,789
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,140,053
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,517,502
5% 5/15/19 (AMBAC Insured)	1,000,000	1,077,970
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,656,914
6% 6/1/15	2,545,000	2,810,494
6% 6/1/16	3,015,000	3,328,259
6% 6/1/17	3,195,000	3,525,587
6% 6/1/18	3,390,000	3,739,340
6% 6/1/19	3,590,000	3,958,442
6% 6/1/20	3,785,000	4,171,865
Freetown Lakeville Reg’l. School District 5% 1/1/21 (MBIA
Insured)	2,265,000	2,427,672
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,085,100
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,642,581
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,196,976
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,077,140
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,478,670

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	$1,410,000	$1,532,346
5% 12/15/19 (MBIA Insured)	1,310,000	1,411,446
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875%
11/1/24	4,665,000	4,669,665
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,307,938
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,428,462
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,545,544
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,200,350
5% 6/1/19 (MBIA Insured)	1,560,000	1,664,099
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,620,487
5% 8/15/20	1,465,000	1,573,293
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,742,290
Series 2000 A, 5.25% 7/1/30	17,665,000	18,512,743
Series A:
5% 3/1/23 (Pre-Refunded to 3/1/07 @ 101) (c)	660,000	678,704
5% 7/1/31	18,000,000	18,824,220
5.5% 3/1/12	4,350,000	4,670,421
5.75% 7/1/15	85,000	92,462
5.75% 7/1/18	330,000	358,268
5.75% 3/1/26 (Pre-Refunded to 3/1/09 @ 101) (c)	5,500,000	5,930,815
7% 3/1/21	1,500,000	1,863,855
Series B, 6.2% 3/1/16	27,525,000	31,837,617
Series C, 5% 3/1/24	17,950,000	18,341,490
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2002 A, 5% 7/1/32	3,355,000	3,432,400
Series C, 5.25% 7/1/19	4,430,000	4,980,649
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,658,200
Sr. Series C:
5.25% 7/1/21	4,000,000	4,511,760
5.25% 7/1/23	3,950,000	4,474,205
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,088,550
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,121,373
5% 5/1/18 (MBIA Insured)	2,270,000	2,424,655
5% 5/1/43 (MBIA Insured)	11,410,000	11,743,058

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Fidelity Massachusetts Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts College Bldg. Auth. Proj. Rev.: continued
Series A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	$2,075,000	$2,259,737
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,204,052
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,411,149
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,897,482
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,132,182
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,850,058
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,233,881
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,069,824
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC
Insured)	10,000,000	10,292,800
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	6,056,243
5.25% 7/1/31	11,785,000	12,430,464
5.5% 7/1/14	750,000	809,520
5.5% 7/1/15	910,000	980,379
5.5% 7/1/16	590,000	634,439
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,126,723
5.5% 10/1/28	5,660,000	5,237,821
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,883,450
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (b)	1,830,000	1,830,183
4.4% 7/1/07 (AMBAC Insured) (b)	2,870,000	2,878,467
4.55% 7/1/09 (AMBAC Insured) (b)	915,000	922,439
4.65% 7/1/10 (AMBAC Insured) (b)	2,170,000	2,194,065
4.75% 7/1/11 (AMBAC Insured) (b)	3,745,000	3,793,947
4.8% 7/1/12 (AMBAC Insured) (b)	970,000	985,646
4.95% 7/1/14 (AMBAC Insured) (b)	1,830,000	1,869,089
5% 7/1/15 (AMBAC Insured) (b)	865,000	886,513
Issue G:
5% 12/1/11 (MBIA Insured) (b)	1,750,000	1,780,993
5.45% 12/1/06 (MBIA Insured) (b)	3,930,000	3,940,375
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	1,395,000	1,403,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.: – continued
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (b)	$1,530,000	$1,545,377
4.9% 12/1/11 (AMBAC Insured) (b)	2,200,000	2,240,568
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	975,883
5.25% 12/15/11 (Pre-Refunded to 12/15/08
@ 101) (c)	3,025,000	3,197,153
5.25% 6/15/12 (Pre-Refunded to 12/15/08
@ 101) (c)	7,320,000	7,736,581
5.5% 6/15/14 (Pre-Refunded to 12/15/08
@ 101) (c)	8,300,000	8,828,461
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)
(Pre-Refunded to 12/15/08 @ 101) (c)	5,820,000	6,131,545
Series 2000 A:
5.75% 6/15/11	13,660,000	14,883,390
5.75% 12/15/11	9,510,000	10,361,716
5.75% 6/15/12	5,000,000	5,424,600
5.75% 6/15/13	8,000,000	8,705,280
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @
100) (c)	5,035,000	5,505,420
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,892,986
6% 5/1/08 (Escrowed to Maturity) (c)	685,000	712,249
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10
@ 100) (c)	1,720,000	1,858,219
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @
100) (c)	21,955,000	23,255,614
Series 2001 D:
5.5% 11/1/18	2,000,000	2,277,780
5.5% 11/1/20	1,000,000	1,147,700
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @
100) (c)	2,650,000	2,905,911
Series 2002 D, 5.375% 8/1/21 (Pre-Refunded to 8/1/12
@ 100) (c)	10,000,000	10,929,000
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	8,056,580
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,623,650
Series 2004 D, 6% 5/1/08 (Pre-Refunded to 5/1/07 @
100) (c)	250,000	258,118

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Fidelity Massachusetts Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Series 2005 A:
5% 3/1/19	$1,295,000	$1,382,568
5% 3/1/21 (FSA Insured)	7,500,000	7,983,675
5% 3/1/23 (FSA Insured)	20,420,000	21,610,078
5% 3/1/24 (FSA Insured)	9,000,000	9,496,800
5% 3/1/25	22,395,000	23,544,983
Series 2005 C:
5% 9/1/25	25,635,000	27,010,061
5.25% 9/1/23	21,300,000	23,100,489
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,383,200
5% 3/1/18 (FSA Insured)	15,000,000	16,132,050
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @
100) (c)	1,795,000	1,954,037
Series D:
5.25% 10/1/22 (Pre Refunded to 10/1/13 @ 100) (c)	3,800,000	4,144,584
5.375% 8/1/22 (Pre Refunded to 8/1/12 @ 100) (c)	4,800,000	5,245,920
5.375% 8/1/22 (Pre Refunded to 8/1/12 @ 100) (c)	240,000	262,296
5.5% 10/1/18	6,000,000	6,835,620
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,315,000	4,694,763
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	756,167
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,440,561
Series F:
5.75% 7/1/17	1,305,000	1,403,945
5.75% 7/1/18	1,300,000	1,388,075
5.75% 7/1/19	1,455,000	1,546,098
5.75% 7/1/20	500,000	528,750
5.75% 7/1/33	3,000,000	3,165,690
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	12,725,000	12,747,396
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,932,900
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,477,000
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset
Assurance Ltd. Insured)	2,500,000	2,513,125
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	34,135,000	35,530,097
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	2,000,000	2,052,220
5.25% 7/1/09	2,540,000	2,607,589
5.25% 7/1/10	2,000,000	2,061,980
5.25% 7/1/11	3,025,000	3,109,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12
(AMBAC Insured)	$14,600,000	$15,779,534
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,496,125
Series K, 5.375% 7/1/17	6,805,000	7,708,704
Series L:
5% 7/1/18	4,315,000	4,755,993
5% 7/1/23	3,985,000	4,417,572
5.25% 7/1/33	14,000,000	15,859,480
(Med. Academic & Scientific Proj.) Series A, 6.625%
1/1/15	5,650,000	5,716,501
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375%
7/1/24 (MBIA Insured)	1,000,000	1,009,590
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,284,530
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,744,845
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28
(MBIA Insured)	6,500,000	6,705,725
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,584,798
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,014,060
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,852,776
Series 2001 C, 5.75% 7/1/32	5,000,000	5,418,950
Series C, 5.75% 7/1/21	2,500,000	2,742,575
Series E:
5% 7/1/17	1,255,000	1,341,407
5% 7/1/19	1,390,000	1,473,761
Series F:
5% 7/1/17	1,410,000	1,517,343
5% 7/1/19	1,760,000	1,875,509
5% 7/1/20	2,350,000	2,491,071
5% 7/1/21	1,150,000	1,215,378
5% 7/1/22	1,855,000	1,947,231
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	1,936,754
5.125% 7/1/08	2,000,000	2,081,980
5.25% 7/1/09	2,120,000	2,243,151
5.5% 7/1/12	2,165,000	2,316,463
5.625% 7/1/19	1,000,000	1,061,350
5.75% 7/1/29	4,350,000	4,596,950

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Fidelity Massachusetts Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	$5,000,000	$5,320,050
Series J, 5.5% 8/15/17	500,000	572,730
(Univ. of Massachusetts Proj.) Series A, 6% 10/1/15
(Pre-Refunded to 10/1/10 @ 101) (c)	1,000,000	1,114,660
(Univ. of Massachusetts-Worcester Campus Proj.) Series B,
5.25% 10/1/15 (FGIC Insured)	1,000,000	1,077,400
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,100,531
5% 7/1/20	2,075,000	2,201,409
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,066,225
Series F, 5.75% 7/1/19	3,075,000	3,135,947
Series G, 5.5% 7/1/14	3,665,000	3,925,068
6.55% 6/23/22 (AMBAC Insured)	17,450,000	18,530,853
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison
Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,913,761
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev.
(Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,967,082
Series 1998 A, 5.2% 12/1/08 (b)	1,300,000	1,320,033
Massachusetts Indl. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	25,000,000	23,729,750
0% 8/1/08	15,000,000	13,655,550
(Whitehead Institute Biomedical Research Proj.) 5.125%
7/1/26	14,600,000	14,616,644
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	8,629,880
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,644,800
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	8,717,940
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,195,906
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA
Insured)	4,175,000	4,325,300
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08
(MBIA Insured)	4,225,000	4,377,100

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10
(MBIA Insured) (b)	$2,030,000	$2,090,981
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	9,008,038
5.5% 7/1/17 (FSA Insured)	2,105,000	2,226,837
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,360,699
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,408,406
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,580,124
5% 7/1/18 (MBIA Insured)	2,000,000	2,119,220
5% 7/1/19 (MBIA Insured)	6,915,000	7,309,017
5% 7/1/20 (MBIA Insured)	2,505,000	2,637,915
5% 7/1/21 (AMBAC Insured)	5,010,000	5,330,790
5% 7/1/21 (MBIA Insured)	3,000,000	3,151,380
5% 7/1/22 (MBIA Insured)	2,000,000	2,094,440
5% 7/1/35 (AMBAC Insured)	10,000,000	10,341,000
5.125% 7/1/16 (FSA Insured)	3,000,000	3,174,060
5.125% 7/1/17 (FSA Insured)	3,000,000	3,169,110
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	12,226,791
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,855,575
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,254,640
5.625% 7/1/12 (Escrowed to Maturity) (c)	1,320,000	1,410,842
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	10,395,000	11,040,114
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,431,200
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,387,360
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,283,000
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,276,200
5.5% 1/1/17 (AMBAC Insured) (b)	6,470,000	6,809,093
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,301,800
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,243,550
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Series A:
5% 8/15/23 (FSA Insured)	6,000,000	6,344,820
5% 8/15/27 (MBIA Insured)	10,000,000	10,486,800
5% 8/15/30 (FSA Insured)	90,900,000	95,035,933
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,922,660

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Fidelity Massachusetts Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
5.5% 1/1/28 (FGIC Insured)	$1,000,000	$1,161,360
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,128,680
5.5% 6/1/16 (FSA Insured)	3,000,000	3,393,780
5.5% 6/1/18 (FSA Insured)	9,740,000	11,150,352
5.5% 6/1/19 (FSA Insured)	10,000,000	11,492,600
Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,480,207
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,857,630
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,700,411
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,067,517
5.25% 1/1/29 (AMBAC Insured)	45,615,000	47,726,062
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,118,708
0% 1/1/28 (MBIA Insured)	5,130,000	1,795,141
0% 1/1/29 (MBIA Insured)	33,195,000	10,998,499
5% 1/1/37 (MBIA Insured)	34,480,000	35,009,958
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,578,194
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,969,770
0% 1/1/17 (MBIA Insured)	7,705,000	4,822,945
0% 1/1/18 (MBIA Insured)	2,025,000	1,205,827
0% 1/1/19 (MBIA Insured)	13,815,000	7,826,474
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55%
1/1/17 (MBIA Insured)	22,610,000	23,672,444
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,826,514
(Pool Prog.):
Series 10:
5% 8/1/22	6,000,000	6,357,540
5% 8/1/34	1,055,000	1,094,162
5.25% 8/1/15	2,435,000	2,676,284
Series 2004 A:
5.25% 2/1/16	6,110,000	6,781,978
5.25% 2/1/17	6,435,000	7,163,056
5.25% 2/1/18	6,300,000	7,031,682
5.25% 2/1/22	1,170,000	1,320,813

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Wtr. Poll. Abatement Trust: – continued
(Pool Prog.):
Series 2004 A:
5.25% 8/1/22	$6,525,000	$7,351,065
5.25% 2/1/23	1,390,000	1,569,658
5.25% 2/1/24	1,170,000	1,320,872
5.25% 8/1/24	3,780,000	4,281,644
Series 3:
5.4% 2/1/10	300,000	308,928
5.5% 2/1/13	815,000	840,045
Series 4, 5.125% 8/1/14	70,000	74,026
Series 5, 5.25% 8/1/15	75,000	80,408
Series 6:
5.25% 8/1/19	30,000	32,514
5.5% 8/1/30	17,580,000	18,982,708
5.625% 8/1/14	115,000	125,413
5.625% 8/1/15	25,000	27,384
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (c) .	975,000	1,070,521
5.625% 8/1/16	485,000	530,396
Series 7:
5.25% 2/1/16	4,495,000	4,861,747
5.25% 2/1/17	2,795,000	3,017,258
5.25% 2/1/17 (Pre-Refunded to 8/1/11 @ 100) (c)	2,205,000	2,372,382
Series 8:
5% 8/1/17	110,000	117,142
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (c)	5,540,000	5,919,435
5% 8/1/20	105,000	111,014
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (c)	5,395,000	5,764,504
Series 9, 5.25% 8/1/33	3,100,000	3,297,191
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,051
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,036,982
5.25% 8/1/12	565,000	595,408
5.25% 8/1/13	330,000	346,949
5.45% 2/1/13	140,000	140,174
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,102,237
Massachusetts Wtr. Resources Auth.:
Series A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,894,200
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,889,110
5.25% 8/1/25 (MBIA Insured)	1,200,000	1,315,092

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Fidelity Massachusetts Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Wtr. Resources Auth.: – continued
Series A:
5.25% 8/1/26 (MBIA Insured)	$1,000,000	$1,093,050
6.5% 7/15/19	21,960,000	26,382,305
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,303,894
5.5% 8/1/15 (FSA Insured)	1,500,000	1,681,335
5.5% 8/1/16 (FSA Insured)	1,425,000	1,618,501
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,567,576
Series J:
5% 8/1/42	8,160,000	8,369,059
5.5% 8/1/20 (FSA Insured)	1,000,000	1,154,220
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,141,230
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,131,713
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,098,950
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,035,740
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,304,525
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,534,152
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,100,370
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,210,129
Nantucket Gen. Oblig. 5% 7/15/17 (Pre-Refunded to
7/15/07 @ 101) (c)	5,000,000	5,172,750
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,757,120
Pioneer Valley Reg’l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,349,349
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,097,930
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,219,982
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,123,772
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,274,107
5% 9/1/18 (AMBAC Insured)	1,090,000	1,179,522
5% 9/1/19 (AMBAC Insured)	1,085,000	1,169,695
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,229,276
5% 3/15/21 (MBIA Insured)	2,190,000	2,315,531
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,742,703
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,083,170
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,731,567

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Route 3 North Trans. Impt. Assoc. Lease Rev.: - continued
5.75% 6/15/15 (MBIA Insured)	$4,105,000	$4,455,033
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,632,116
5% 1/15/20 (FGIC Insured)	1,350,000	1,436,400
South Essex Swr. District Series A, 5.25% 6/15/24
(MBIA Insured)	2,810,000	2,884,606
Springfield Gen. Oblig.:
5% 8/1/22 (MBIA Insured)	3,610,000	3,813,929
5% 8/1/23 (MBIA Insured)	2,050,000	2,162,525
5.25% 8/1/13 (MBIA Insured)	5,965,000	6,528,573
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,389,148
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,639,724
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,085,270
5.25% 1/15/21 (MBIA Insured)	4,600,000	4,963,170
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,031,563
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,084,470
Tantasqua Reg’l. School District 5.75% 8/15/11
(Pre-Refunded to 8/15/10 @ 101) (c)	2,530,000	2,792,791
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15 (Pre-Refunded to 11/1/10
@ 100) (c)	1,595,000	1,701,546
5.125% 11/1/16 (Pre-Refunded to 11/1/10
@ 100) (c)	2,025,000	2,171,246
Series 2004 A:
5.375% 11/1/16 (Pre-Refunded to 11/1/14
@ 100) (c)	2,080,000	2,324,962
5.375% 11/1/17 (Pre-Refunded to 11/1/14
@ 100) (c)	1,000,000	1,117,770
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,450,468
5.375% 11/1/16 (Pre-Refunded to 11/1/14
@ 100) (c)	4,860,000	5,432,362
Series B:
5.5% 11/1/11 (Pre-Refunded to 11/1/10 @ 100) (c)	1,175,000	1,276,309
5.5% 11/1/12 (Pre-Refunded to 11/1/10 @ 100) (c)	2,465,000	2,677,532
5.5% 11/1/13 (Pre-Refunded to 11/1/10 @ 100) (c)	1,620,000	1,759,676

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Fidelity Massachusetts Municipal Income Fund
Investments continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev.: - continued
Series B:
5.5% 11/1/14 (Pre-Refunded to 11/1/10 @ 100) (c)	$ 1,500,000	$ 1,629,330
5.5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (c)	1,200,000	1,303,464
5.5% 11/1/16 (Pre-Refunded to 11/1/10 @ 100) (c)	1,250,000	1,357,775
5.5% 11/1/17 (Pre-Refunded to 11/1/10 @ 100) (c)	1,250,000	1,357,775
5.5% 11/1/18 (Pre-Refunded to 11/1/10 @ 100) (c)	1,400,000	1,520,708
Sr. Series 2, 5.125% 11/1/19 (Pre-Refunded to 11/1/10
@ 100) (c)	3,830,000	4,097,947
Woods Hole, Martha’s Vineyard & Nantucket Steamship
Series 2004 B, 5% 3/1/17	3,300,000	3,556,839
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,567,828
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,398,414
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,080,480
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,163,518
		1,746,980,277

Puerto Rico 3.6%
Puerto Rico Commonwealth Gen. Oblig. Series A:
5.25% 7/1/18	3,500,000	3,718,085
5.25% 7/1/18 (CIFG North America Insured)
(FSA Insured)	2,500,000	2,713,650
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,800,000	1,883,232
Series Y, 5.5% 7/1/36 (MBIA Insured)	2,425,000	2,682,099
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America
Insured)	3,000,000	3,331,710
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,963,517
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	12,985,000	14,069,767
5.5% 10/1/40 (Escrowed to Maturity) (c)	17,870,000	19,283,160
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,741,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 3,230,000	$ 3,449,898
Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc.
Insured)	3,195,000	3,611,340
		65,447,783

Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	845,797
5% 10/1/13	700,000	740,551
5.25% 10/1/16	750,000	799,350
		2,385,698

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $1,763,053,182)		1,816,734,589

NET OTHER ASSETS – 1.8%		33,350,333
NET ASSETS 100%	$ 1,850,084,922

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	22.3%
Transportation	15.8%
Special Tax	14.9%
Education	10.9%
Escrowed/Pre Refunded	10.5%
Water & Sewer	9.6%
Health Care	8.3%
Others* (individually less than 5%)	7.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities
		January 31, 2006

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,763,053,182)		$1,816,734,589
Cash		13,831,709
Receivable for investments sold		889,164
Receivable for fund shares sold		1,489,546
Interest receivable		20,639,324
Prepaid expenses		8,037
Other receivables		27,491
Total assets		1,853,619,860

Liabilities
Payable for fund shares redeemed	$951,870
Distributions payable	1,816,441
Accrued management fee	570,889
Other affiliated payables	138,232
Other payables and accrued expenses	57,506
Total liabilities		3,534,938

Net Assets		$ 1,850,084,922
Net Assets consist of:
Paid in capital		$1,794,191,944
Distributions in excess of net investment income		(327,502)
Accumulated undistributed net realized gain (loss) on
investments		2,539,073
Net unrealized appreciation (depreciation) on
investments		53,681,407
Net Assets, for 155,869,634 shares outstanding		$ 1,850,084,922
Net Asset Value, offering price and redemption price per
share ($1,850,084,922 ÷ 155,869,634 shares)		$ 11.87

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Statement of Operations
	Year ended January 31, 2006

Investment Income
Interest		$ 82,936,132

Expenses
Management fee	$6,800,418
Transfer agent fees	1,256,103
Accounting fees and expenses	323,350
Independent trustees’ compensation	8,204
Custodian fees and expenses	27,910
Registration fees	21,494
Audit	56,099
Legal	9,425
Miscellaneous	53,183
Total expenses before reductions	8,556,186
Expense reductions	(607,202)	7,948,984

Net investment income		74,987,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,339,293
Futures contracts	24,409
Total net realized gain (loss)		26,363,702
Change in net unrealized appreciation (depreciation) on
investment securities		(52,158,641)
Net gain (loss)		(25,794,939)
Net increase (decrease) in net assets resulting from
operations		$ 49,192,209

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	January 31,	January 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 74,987,148	$ 75,032,974
Net realized gain (loss)	26,363,702	25,305,615
Change in net unrealized appreciation (depreciation) .	(52,158,641)	(21,251,539)
Net increase (decrease) in net assets resulting
from operations	49,192,209	79,087,050
Distributions to shareholders from net investment income .	(75,076,272)	(75,321,159)
Distributions to shareholders from net realized gain	(24,660,494)	(21,403,072)
Total distributions	(99,736,766)	(96,724,231)
Share transactions
Proceeds from sales of shares	344,150,228	251,806,709
Reinvestment of distributions	71,978,038	69,843,524
Cost of shares redeemed	(291,286,184)	(380,252,488)
Net increase (decrease) in net assets resulting from
share transactions	124,842,082	(58,602,255)
Redemption fees	13,266	19,891
Total increase (decrease) in net assets	74,310,791	(76,219,545)

Net Assets
Beginning of period	1,775,774,131	1,851,993,676
End of period (including distributions in excess of net
investment income of $327,502 and undistributed
net investment income of $68,701, respectively)	$ 1,850,084,922	$ 1,775,774,131

Other Information
Shares
Sold	28,505,409	20,670,242
Issued in reinvestment of distributions	5,996,208	5,751,297
Redeemed	(24,209,445)	(31,390,626)
Net increase (decrease)	10,292,172	(4,969,087)

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Financial Highlights

Years ended January 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 12.20	$ 12.30	$ 12.22	$ 11.94	$ 11.86
Income from Investment
Operations
Net investment incomeB	497.519		.523	.535	.552
Net realized and unreal-
ized gain (loss)	(.169)	.051	.244	.343	.091
Total from investment
operations	328.570		.767	.878	.643
Distributions from net
investment income	(.498)	(.521)	(.526)	(.531)	(.548)
Distributions from net
realized gain	(.160)	(.149)	(.161)	(.067)	(.015)
Total distributions	(.658)	(.670)	(.687)	(.598)	(.563)
Redemption fees added to
paid in capitalB,D	—	—	—	—	—
Net asset value,
end of period	$ 11.87	$ 12.20	$ 12.30	$ 12.22	$ 11.94
Total ReturnA	2.76%	4.80%	6.43%	7.51%	5.54%
Ratios to Average Net AssetsC
Expenses before
reductions	47%	.47%	.47%	.48%	.47%
Expenses net of fee
waivers, if any	47%	.47%	.47%	.48%	.47%
Expenses net of all
reductions	44%	.46%	.47%	.46%	.42%
Net investment income	4.11%	4.27%	4.25%	4.41%	4.63%
Supplemental Data
Net assets, end of period
(000 omitted)	$1,850,085	$1,775,774	$1,851,994	$1,988,509	$1,888,575
Portfolio turnover rate	21%	22%	14%	15%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	1/31/06	7/31/05	1/31/05
0 – 30	85.9	92.7	90.3
31 – 90	5.8	0.0	2.8
91 – 180	5.7	0.4	1.1
181 – 397	2.6	6.9	5.8
Weighted Average Maturity
	1/31/06	7/31/05	1/31/05
Fidelity Massachusetts AMT Tax Free
Money Market Fund	24 Days	27 Days	23 Days
Massachusetts Tax Free Money Market
Funds Average*	24 Days	25 Days	27 Days

Current and Historical Seven Day Yields

	1/30/06	10/31/05	8/1/05	5/2/05	1/31/05
Fidelity Massachusetts
AMT Tax Free Money
Market Fund	2.69%	2.34%	2.00%	2.55%	1.47%

If Fidelity had not reimbursed
certain fund expenses	2.67%	2.32%	1.98%	2.51%	1.44%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 28

Fidelity Massachusetts AMT Tax Free Money Market Fund
Investments January 31, 2006
Showing Percentage of Net Assets
Municipal Securities 97.0%
	Principal	Value
	Amount	(Note 1)
Massachusetts – 87.3%
ABN AMRO Muni. Tops Ctfs. Trust Participating VRDN
Series AAB 05 34, 3.05% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	$13,395,000	$ 13,395,000
Boston Gen. Oblig. Bonds Series C, 5% 2/1/06	1,625,000	1,625,000
Cohasset Gen. Oblig. BAN 4% 8/11/06	11,657,187	11,722,943
Dighton-Rehoboth Reg’l. School District BAN 4% 6/2/06	6,000,000	6,021,261
Fall River Gen. Oblig. BAN 4% 7/26/06	5,700,000	5,726,518
Franklin Gen. Oblig. BAN 3.75% 3/28/06	18,000,000	18,016,173
Groton-Dunstable Reg’l. School District BAN 3.25% 4/13/06	5,000,000	5,002,789
Macon Trust Pooled Variable Ctfs. Participating VRDN Series
MACN 06 I, 3.05% (Liquidity Facility Bank of America
NA) (b)(e)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 3.06% (Liquidity Facility
Citibank NA) (b)(e)	2,800,000	2,800,000
Series EGL 04 31 Class A, 3.06% (Liquidity Facility
Citibank NA) (b)(e)	5,000,000	5,000,000
Series EGL 99 2101, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	4,645,000	4,645,000
Series Merlots 00 H, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(e)	8,400,000	8,400,000
Series PT 2250, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,315,000	6,315,000
Series Putters 1062, 3.05% (Liquidity Facility JPMorgan
Chase & Co.) (b)(e)	12,235,000	12,235,000
Series TOC 04 D, 3.05% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(e)	2,200,000	2,200,000
Series 1999, 3.05%, VRDN (b)	2,000,000	2,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN:
Series EGL 04 4, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	9,285,000	9,285,000
Series EGL 720050007, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	18,700,000	18,700,000
Series MS 1195, 3.05% (Liquidity Facility Morgan
Stanley) (b)(e)	9,925,000	9,925,000
Series PT 1580, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	9,430,000	9,430,000
Series PT 2459, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	8,720,000	8,720,000
Series PT 2581, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	46,880,000	46,880,000

See accompanying notes which are an integral part of the financial statements.

29		Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN: – continued
Series PT 2875, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	$ 2,790,000	$ 2,790,000
Series Putters 732, 3.05% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	7,710,000	7,710,000
Series ROC II R358, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	5,655,000	5,655,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	13,000,000	13,000,000
Series MS 974, 3.05% (Liquidity Facility Morgan
Stanley) (b)(e)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A,
3.07%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,800,000	3,800,000
(Boston Renaissance Charter School Proj.) 3.02%, LOC
Fleet Nat’l. Bank, VRDN (b)	9,000,000	9,000,000
(Boston Univ. Proj.) Series R1, 3.05% (XL Cap. Assurance,
Inc. Insured), VRDN (b)	14,000,000	14,000,000
(Draper Lab. Issue Proj.) Series 2000, 2.99% (MBIA
Insured), VRDN (b)	12,000,000	12,000,000
(Ed. Lawrence Academy Proj.) Series A, 2.99%, LOC Fleet
Nat’l. Bank, VRDN (b)	3,600,000	3,600,000
(Judge Rotenburg Ctr. Proj.) 2.99%, LOC Fleet Nat’l. Bank,
VRDN (b)	1,970,000	1,970,000
(Lasell Village, Inc. Proj.) 2.99%, LOC Fleet Nat’l. Bank,
VRDN (b)	6,870,000	6,870,000
(Saint Mark’s School Proj.) 3.03%, LOC Fleet Nat’l. Bank,
VRDN (b)	7,860,000	7,860,000
(Simmons College Proj.) Series G, 3.05% (XL Cap.
Assurance, Inc. Insured), VRDN (b)	6,000,000	6,000,000
(Thayer Academy Proj.) 3.02%, LOC Allied Irish Banks PLC,
VRDN (b)	14,670,000	14,670,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 B, 5% 2/1/06	9,000,000	9,000,000
Series PT 391, 2.95%, tender 7/20/06 (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(e)(f)	12,130,000	12,130,000
Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility
DEPFA BANK PLC) (b)(e)(f)	7,395,000	7,395,000
Series PT 987, 2.95%, tender 7/20/06 (Liquidity Facility
DEPFA BANK PLC) (b)(e)(f)	8,140,000	8,140,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series AAB 00 18, 3.04% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	$ 4,600,000	$ 4,600,000
Series AAB 02 18, 3.04% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	4,500,000	4,500,000
Series EGL 00 2102, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	2,500,000	2,500,000
Series EGL 01 2102, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	4,300,000	4,300,000
Series EGL 01 2103, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	11,685,000	11,685,000
Series EGL 01 2104, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	4,690,000	4,690,000
Series EGL 01 2105, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	11,700,000	11,700,000
Series EGL 03 7777, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	8,100,000	8,100,000
Series EGL 04 0003, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	7,200,000	7,200,000
Series EGL 04 0007, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	9,900,000	9,900,000
Series Merlot 05 B1, 3.06% (Liquidity Facility Wachovia
Bank NA) (b)(e)	5,500,000	5,500,000
Series Merlots 04 B12, 3.05% (Liquidity Facility
Wachovia Bank NA) (b)(e)	2,190,000	2,190,000
Series Merlots 04 C42, 3.05% (Liquidity Facility
Wachovia Bank NA) (b)(e)	3,985,000	3,985,000
Series Merlots A51, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(e)	7,170,000	7,170,000
Series MS 01 535, 3.05% (Liquidity Facility Morgan
Stanley) (b)(e)	5,400,000	5,400,000
Series MS 1186, 3.05% (Liquidity Facility Rabobank
Nederland Coop. Central) (b)(e)	5,500,000	5,500,000
Series MS 903, 3.05% (Liquidity Facility Morgan
Stanley) (b)(e)	6,500,000	6,500,000
Series PT 1945, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	4,140,000	4,140,000
Series PT 2279, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(e)	5,310,000	5,310,000
Series PT 2299, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(e)	5,170,000	5,170,000
Series PT 2332, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(e)	5,440,000	5,440,000
See accompanying notes which are an integral part of the financial statements.

31		Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series PT 2367, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(e)	$ 5,515,000	$ 5,515,000
Series PT 2426, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(e)	4,820,000	4,820,000
Series PT 2623, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	4,825,000	4,825,000
Series PT 3125, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	8,790,000	8,790,000
Series PT 3222, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	18,000,000	18,000,000
Series PT 921, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(e)	5,430,000	5,430,000
Series Putters 301, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(e)	4,645,000	4,645,000
Series ROC II R102, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	4,865,000	4,865,000
Series SG 126, 3.04% (Liquidity Facility Societe
Generale) (b)(e)	3,255,000	3,255,000
Series Stars 100, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(e)	7,740,000	7,740,000
Series Stars 105, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(e)	5,430,000	5,430,000
Series Stars 80, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(e)	5,700,000	5,700,000
Series TOC 05 BB, 3.05% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(e)	8,000,000	8,000,000
(Central Artery Proj.) Series 2000 A, 3.08% (Liquidity
Facility Landesbank Baden-Wuert), VRDN (b)	27,890,000	27,890,000
Series 1997 B, 3.05% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	10,000,000	10,000,000
Series 1998 B, 3% (Liquidity Facility DEPFA BANK PLC),
VRDN (b)	15,000,000	15,000,000
Series 2001 B, 3.05% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	30,210,000	30,210,000
Series 2001 C, 3.05% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)	3,200,000	3,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Amherst College Proj.) Series H, 2.7%, tender
4/3/06 (b)	9,100,000	9,100,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Health & Edl. Facilities Auth. Rev.: – continued
Participating VRDN:
Series 01 834, 3.05% (Liquidity Facility Morgan
Stanley) (b)(e)	$12,200,000	$ 12,200,000
Series EGL 03 18, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(e)	9,995,000	9,995,000
Series EGL 03 50, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(e)	4,700,000	4,700,000
Series EGL 04 39, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	6,180,000	6,180,000
Series EGL 97 2104, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	5,000,000	5,000,000
Series Merlots 00 T, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(e)	1,575,000	1,575,000
Series Merlots 00 WW, 3.05% (Liquidity Facility
Wachovia Bank NA) (b)(e)	4,800,000	4,800,000
Series Merlots 97 Y, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(e)	4,435,000	4,435,000
Series PA 595R, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	4,000,000	4,000,000
Series PT 2664, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	7,060,000	7,060,000
Series PT 2665, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	9,650,000	9,650,000
Series PT 2872, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,980,000	6,980,000
Series PT 904, 3.04% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(e)	9,090,000	9,090,000
Series SGB 42, 3.06% (Liquidity Facility Societe
Generale) (b)(e)	8,700,000	8,700,000
(Fairview Extended Care Proj.) Series B, 2.99%, LOC Fleet
Bank NA, VRDN (b)	4,860,000	4,860,000
(Home for Little Wanderers Proj.) Series B, 3.02%, LOC
Fleet Bank NA, VRDN (b)	6,835,000	6,835,000
(Partners HealthCare Sys., Inc. Proj.) Series P2, 3% (FSA
Insured), VRDN (b)	20,000,000	20,000,000
(Simmons College Proj.) Series E, 3.05% (AMBAC Insured),
VRDN (b)	2,120,000	2,120,000
Series B, 3.03%, LOC Citizens Bank of Massachusetts,
VRDN (b)	6,015,000	6,015,000
3.1% 3/10/06, CP	15,000,000	15,000,000
3.12% 4/12/06, CP	4,700,000	4,700,000
3.17% 4/13/06, CP	6,000,000	6,000,000

See accompanying notes which are an integral part of the financial statements.

33		Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 3.05% (Liquidity
Facility Wachovia Bank NA) (b)(e)	$ 8,375,000	$ 8,375,000
Series 2003 F, 3% (FSA Insured), VRDN (b)	10,000,000	10,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Participating VRDN Series SG 56, 3.04% (Liquidity Facility
Societe Generale) (b)(e)	7,025,000	7,025,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.03%,
LOC SunTrust Banks, Inc., VRDN (b)	2,000,000	2,000,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.05%, LOC Bank of America NA,
VRDN (b)	2,600,000	2,600,000
Series 1994 B, 3.05%, LOC Bank of America NA,
VRDN (b)	3,900,000	3,900,000
(Society for the Prevention of Cruelty to Animals Proj.)
Series 1997, 3.03%, LOC Bank of America NA,
VRDN (b)	3,680,000	3,680,000
(Youville Place Proj.) Series 1996, 3.09% (AMBAC Insured),
VRDN (b)	3,800,000	3,800,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 599R, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	4,850,000	4,850,000
Series Putters 893, 3.04% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	12,430,000	12,430,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Participating VRDN:
Series 720050069, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	9,600,000	9,600,000
Series EGL 7050070, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	10,000,000	10,000,000
Series PT 3105, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,350,000	6,350,000
Series Putters 1007, 3.05% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	18,810,000	18,810,000
Series ROC II R414, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	5,200,000	5,200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN:
Series Clipper 05 32, 3.05% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(e)	20,250,000	20,250,000
Series EGL 7050071, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	3,000,000	3,000,000
Series Macon 05 K, 3.05% (Liquidity Facility Bank of
America NA) (b)(e)	7,000,000	7,000,000
See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN: – continued
Series PT 3058, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	$19,060,000	$ 19,060,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.
Participating VRDN Series SG 124, 3.04% (Liquidity
Facility Societe Generale) (b)(e)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA
581R, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e) .	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating
VRDN Series BA 97 N, 3.05% (Liquidity Facility Bank of
America NA) (b)(e)	13,250,000	13,250,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 3.04% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(e)	5,280,000	5,280,000
Series PT 2365, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	5,880,000	5,880,000
Series Putters 578, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(e)	4,985,000	4,985,000
Series Putters 867T, 3.05% (Liquidity Facility JPMorgan
Chase Bank) (b)(e)	3,835,000	3,835,000
Series ROC II R6512, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	2,650,000	2,650,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll.
Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(e)	5,070,000	5,070,000
Series SGA 87, 3.05% (Liquidity Facility Societe
Generale) (b)(e)	15,000,000	15,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series AAB 05 10, 3.05% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	5,500,000	5,500,000
Series EGL 02 2101, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(e)	4,600,000	4,600,000
Series EGL 7050015, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	7,000,000	7,000,000
Series MS 04 1038, 3.05% (Liquidity Facility Morgan
Stanley) (b)(e)	8,870,000	8,870,000
Series Putters 826, 3.05% (Liquidity Facility Dresdner
Bank AG) (b)(e)	3,345,000	3,345,000
Series ROC II R252, 3.06% (Liquidity Facility Citibank
NA) (b)(e)	6,585,000	6,585,000

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Wtr. Resources Auth.: – continued
Series 1995:
3.1% 3/3/06, LOC Bayerische Landesbank Girozentrale,
CP	$ 6,400,000	$ 6,400,000
3.1% 3/6/06, LOC Bayerische Landesbank Girozentrale,
CP	3,400,000	3,400,000
3.1% 3/10/06, LOC Bayerische Landesbank
Girozentrale, CP	5,500,000	5,500,000
Series 1997 B, 3.02% (AMBAC Insured), VRDN (b)	13,855,000	13,855,000
Series 1998 D, 3.02% (FGIC Insured), VRDN (b)	7,700,000	7,700,000
Series 2000 C, 3.02% (FGIC Insured), VRDN (b)	3,400,000	3,400,000
Melrose Gen. Oblig. BAN 4% 8/10/06	8,200,000	8,245,199
Northborough-Southboro Reg’l. School District BAN 4.5%
10/26/06	8,962,784	9,053,065
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating
VRDN:
Series AAB 00 14, 3.04% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	6,535,000	6,535,000
Series EGL 01 2101, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(e)	2,200,000	2,200,000
Tewksbury Gen. Oblig. BAN 3.3% 2/17/06	6,400,000	6,400,134
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating
VRDN Series ROC II 2038, 3.06% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,105,000	5,105,000
Univ. of Massachusetts Bldg. Auth. Rev. Participating VRDN Series
ROC II R381. 3.06% (Liquidity Facility Citibank NA) (b)(e)	1,500,000	1,500,000
Wachusett Reg’l. School District BAN 4.25% 7/14/06	5,000,000	5,027,346
Waltham Gen. Oblig. BAN 4.5% 11/15/06	6,400,000	6,460,388
		1,212,527,316

Puerto Rico 9.3%
JPMorgan Chase Bank NA as Enhancement Custodian Bonds
3.25% 7/24/06, LOC Societe Generale (a)	22,500,000	22,500,000
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series LB 05 F2, 3.13% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(e)	10,000,000	10,000,000
Series Merlots 01 A107, 3.03% (Liquidity Facility
Wachovia Bank NA) (b)(e)	24,550,000	24,550,000
Series MT 218, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	5,300,000	5,300,000
Series PA 1225, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	11,055,000	11,055,000
See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Municipal Securities continued
Principal	Value
Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Gen. Oblig.: – continued
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New
York Agcy., LOC BNP Paribas SA	$ 9,500,000	$ 9,557,617
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series MACN 05 N, 3.05% (Liquidity
Facility Bank of America NA) (b)(e)	3,700,000	3,700,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series Merlots 00 A15, 3.03%
(Liquidity Facility Wachovia Bank NA) (b)(e)	14,290,000	14,290,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series Merlots B03, 3.03% (Liquidity Facility Wachovia
Bank NA) (b)(e)	9,955,000	9,955,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
3.13%, LOC Banco Santander Central Hispano SA,
VRDN (b)	1,100,000	1,100,000
Puerto Rico Muni. Fin. Agcy. Bonds Series MT 212, 3.17%,
tender 4/13/06 (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)(f)	4,935,000	4,935,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series
Stars 97, 3.01% (Liquidity Facility BNP Paribas SA) (b)(e)	11,940,000	11,940,000
128,882,617

Shares
Other – 0.4%
Fidelity Tax Free Cash Central Fund, 3.07% (c)(d)	5,844,100	5,844,100

TOTAL INVESTMENT PORTFOLIO 97.0%
(Cost $1,347,254,033)	1,347,254,033

NET OTHER ASSETS – 3.0%	41,262,815
NET ASSETS 100%	$ 1,388,516,848

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund Investments continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $22,500,000 or
1.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $32,600,000
or 2.3% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Massachusetts Gen.
Oblig. Bonds:

Series PT 391,
2.95%, tender
7/20/06 (Liquidity
Facility Merrill	1/6/03
Lynch & Co., Inc.)	5/18/05	$12,130,000
Series PT 983,
2.95%, tender
7/20/06 (Liquidity
Facility DEPFA
BANK PLC)	6/24/04	$7,395,000
Series PT 987,
2.95%, tender
7/20/06 (Liquidity
Facility DEPFA
BANK PLC)	6/24/04	$8,140,000
Puerto Rico Muni.
Fin. Agcy. Bonds
Series MT 212,
3.17%, tender
4/13/06 (Liquidity
Facility Merrill
Lynch & Co., Inc.)	1/12/06	$4,935,000

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Tax Free Cash Central Fund	$244,871

See accompanying notes which are an integral part of the financial statements.

Annual Report 38

Income Tax Information

At January 31, 2006, the fund had a capital loss carryforward of approximately $64,300 all of which will expire on January 31, 2014.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund

Financial Statements

Statement of Assets and Liabilities
		January 31, 2006

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $1,341,409,933)	$1,341,409,933
Affiliated Central Funds (cost $5,844,100)	5,844,100
Total Investments (cost $1,347,254,033)		$1,347,254,033
Cash		12,486,719
Receivable for investments sold		18,491,287
Receivable for fund shares sold		2,769,376
Interest receivable		9,574,979
Receivable from investment adviser for expense
reductions		25,803
Other receivables		98,443
Total assets		1,390,700,640

Liabilities
Payable for fund shares redeemed	$1,355,194
Distributions payable	332,159
Accrued management fee	495,278
Other affiliated payables	1,161
Total liabilities		2,183,792

Net Assets		$ 1,388,516,848
Net Assets consist of:
Paid in capital		$1,388,461,633
Distributions in excess of net investment income		(1,159)
Accumulated undistributed net realized gain (loss) on
investments		56,374
Net Assets, for 1,388,135,087 shares outstanding		$ 1,388,516,848
Net Asset Value, offering price and redemption price per
share ($1,388,516,848 ÷ 1,388,135,087 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Statement of Operations
	Year ended January 31, 2006

Investment Income
Interest		$ 30,278,925
Income from affiliated Central Funds		244,871
Total income		30,523,796

Expenses
Management fee	$ 5,209,969
Independent trustees’ compensation	5,222
Total expenses before reductions	5,215,191
Expense reductions	(1,367,148)	3,848,043

Net investment income		26,675,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(64,707)
Net increase in net assets resulting from operations		$ 26,611,046

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Fidelity Massachusetts AMT Tax Free Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		January 31,	January 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 26,675,753	$ 8,795,416
Net realized gain (loss)		(64,707)	87,659
Net increase in net assets resulting from operations	.	26,611,046	8,883,075
Distributions to shareholders from net investment income	.	(26,675,309)	(8,795,488)
Distributions to shareholders from net realized gain		—	(392,290)
Total distributions		(26,675,309)	(9,187,778)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		1,199,435,944	682,918,704
Reinvestment of distributions		23,862,563	8,499,901
Cost of shares redeemed		(821,685,519)	(703,164,431)
Net increase (decrease) in net assets and shares
resulting from share transactions		401,612,988	(11,745,826)
Total increase (decrease) in net assets		401,548,725	(12,050,529)

Net Assets
Beginning of period		986,968,123	999,018,652
End of period (including distributions in excess of net
investment income of $1,159 and undistributed net
investment income of $97,190, respectively)		$ 1,388,516,848	$ 986,968,123

See accompanying notes which are an integral part of the financial statements.

Annual Report 42

Financial Highlights

Years ended January 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	022	.009	.007	.011	.023
Net realized and unrealized
gain (loss)C	—	—	—	—	—
Total from investment
operations	022	.009	.007	.011	.023
Distributions from net
investment income	(.022)	(.009)	(.007)	(.011)	(.023)
Distributions from net realized
gain	—	—C	—C	—	—
Total distributions	(.022)	(.009)	(.007)	(.011)	(.023)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA,D	2.19%	.95%	.69%	1.11%	2.28%
Ratios to Average Net AssetsB
Expenses before reductions	43%	.43%	.43%	.43%	.48%
Expenses net of fee waivers,
if any	40%	.40%	.40%	.40%	.47%
Expenses net of all
reductions	32%	.38%	.39%	.37%	.43%
Net investment income	2.20%	.90%	.68%	1.11%	2.23%
Supplemental Data
Net assets, end of period
(000 omitted)	$1,388,517	$986,968	$999,019	$1,031,989	$1,049,434

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
C Amount represents less than $.001 per share.
D Total returns do not include the effect of the former account closeout fee.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Fidelity Massachusetts Municipal Money Market Fund Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	1/31/06	7/31/05	1/31/05
0 – 30	88.2	92.8	90.7
31 – 90	4.6	1.4	2.4
91 – 180	3.7	0.4	1.2
181 – 397	3.5	5.4	5.7
Weighted Average Maturity
	1/31/06	7/31/05	1/31/05
Fidelity Massachusetts Municipal
Money Market	23 Days	23 Days	22 Days
Massachusetts Tax-Free Money Market
Funds Average*	24 Days	25 Days	27 Days

Current and Historical Seven Day Yields

	1/30/06	10/31/05	8/1/05	5/2/05	1/31/05
Fidelity Massachusetts
Municipal Money
Market Fund	2.53%	2.22%	1.90%	2.34%	1.32%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report 44

Fidelity Massachusetts Municipal Money Market Fund
Investments January 31, 2006
Showing Percentage of Net Assets

Municipal Securities 95.6%
	Principal	Value
	Amount	(Note 1)
Massachusetts – 89.4%
ABN AMRO Muni. Tops Ctfs. Trust Participating VRDN
Series AAB 00 2, 3.04% (Liquidity Facility ABN-AMRO Bank
NV) (b)(f)	$15,360,000	$ 15,360,000
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.)
Series 1997, 3.07%, LOC Fleet Bank NA, VRDN (b)(e)	3,490,000	3,490,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	5,530,000	5,530,000
Series SG 75, 3.04% (Liquidity Facility Societe
Generale) (b)(f)	13,480,000	13,480,000
Chicopee Gen. Oblig. BAN 4.4% 8/15/06	15,110,000	15,202,148
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
36, 3.05% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(f)	11,835,000	11,835,000
Dennis-Yarmouth Reg’l. School District BAN 4.5% 11/15/06 .	12,000,000	12,128,041
Dighton-Rehoboth Reg’l. School District BAN 4% 6/2/06	20,000,000	20,070,871
Dudley Charlton Reg’l. School District Participating VRDN
Series PA 521, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	5,675,000	5,675,000
Fall River Gen. Oblig. BAN 4% 7/26/06	18,100,000	18,184,205
Lincoln-Sudbury Reg’l. School District BAN 4.5% 10/6/06	8,769,315	8,859,229
Lynnfield Gen. Oblig. BAN 3.5% 3/1/06	62,138	62,187
Massachusetts Bay Trans. Auth. Participating VRDN:
Series EGL 04 24, Class A, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	10,070,000	10,070,000
Series EGL 99 2101, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(f)	12,600,000	12,600,000
Series Merlots 00 H, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	24,930,000	24,930,000
Series MS 00 431, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	1,895,000	1,895,000
Series MS 1174, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	5,430,000	5,430,000
Series MS 98 107, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	5,565,000	5,565,000
Series PA 675, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	4,670,000	4,670,000
Series PT 3149, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	10,680,000	10,680,000
Series ROC II R427, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	5,395,000	5,395,000
Series ROC II R6522, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	10,470,000	10,470,000

See accompanying notes which are an integral part of the financial statements.

45		Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Bay Trans. Auth. Participating VRDN: -
continued
Series TOC 04 D, 3.05% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	$ 7,800,000	$ 7,800,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN:
Series DB 163, 3.04% (Liquidity Facility Deutsche Bank
AG) (b)(f)	5,540,000	5,540,000
Series DB 183, 3.04% (Liquidity Facility Deutsche Bank
AG) (b)(f)	8,490,000	8,490,000
Series EGL 04 4, 3.06% (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series EGL 720050007, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	25,300,000	25,300,000
Series IXIS 05 12, 3.06% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	6,875,000	6,875,000
Series Macon 05 E, 3.05% (Liquidity Facility Bank of
America NA) (b)(f)	7,600,000	7,600,000
Series Merlots 04 B4, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	13,890,000	13,890,000
Series MS 01 723, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	34,310,000	34,310,000
Series PT 1580, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	10,000,000	10,000,000
Series PT 2459, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	37,835,000	37,835,000
Series PT 2581, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	136,990,000	136,989,999
Series Putters 733T, 3.05% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	10,150,000	10,150,000
Series ROC II R1034, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	8,020,000	8,020,000
Series ROC II R369, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	16,435,000	16,435,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating
VRDN:
Series Merlots 00 B11, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	8,135,000	8,135,000
Series PT 2077, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	5,220,000	5,220,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev.
(Whalers Cove Proj.) Series 2001 A, 3.07%, LOC Wachovia
Bank NA, VRDN (b)(e)	3,250,000	3,250,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 46

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds
(Nantucket Elec. Co. Proj.) 3.22% tender 3/8/06, CP
mode (e)	$ 8,800,000	$ 8,800,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.04%, LOC
Bank of America NA, VRDN (b)(e)	3,500,000	3,500,000
(Monkiewicz Realty Trust Proj.) 3.05%, LOC Fleet Bank NA,
VRDN (b)(e)	5,425,000	5,425,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 3.07%, LOC
PNC Bank NA, Pittsburgh, VRDN (b)(e)	8,000,000	8,000,000
(Casco Crossing Proj.) 3.1%, LOC Fannie Mae, VRDN (b)(e)	5,500,000	5,500,000
(Georgetown Village Apts. Proj.) 3.1%, LOC Fannie Mae,
VRDN (b)(e)	9,850,000	9,850,000
(Salem Heights Apts. Proj.) Series A, 3.02%, LOC Fed.
Home Ln. Bank of Boston, VRDN (b)(e)	17,400,000	17,400,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste
Mgmt., Inc. Proj.) Series 1999, 3.08%, LOC SunTrust Banks,
Inc., VRDN (b)(e)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	20,835,000	20,835,000
Series LB 05 K10, 3.08% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(f)	21,930,000	21,930,000
Series Macon 05 J, 3.05% (Liquidity Facility Bank of
America NA) (b)(f)	17,195,000	17,195,000
Series PA 1316, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,315,000	10,315,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.07%,
LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,990,000	6,990,000
(Boston Renaissance Charter School Proj.) 3.02%, LOC Fleet
Nat’l. Bank, VRDN (b)	13,485,000	13,485,000
(Boston Univ. Proj.) Series R3, 3.05% (XL Cap. Assurance,
Inc. Insured), VRDN (b)	20,810,000	20,810,000
(Neighborhood House Charter Proj.) Series A, 3.02%, LOC
Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School of the Sacred Heart Proj.)
3.02%, LOC Bank of America NA, VRDN (b)	10,280,000	10,280,000
(Newton Country Day School Proj.) 3.03%, LOC Fleet Nat’l.
Bank, VRDN (b)	7,770,000	7,770,000
(Sherburne Commons, Inc. Proj.) 3.02%, LOC Comerica
Bank, Detroit, VRDN (b)	13,750,000	13,750,000

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Dev. Fin. Agcy. Rev.: – continued
(Simmons College Proj.) Series G, 3.05% (XL Cap.
Assurance, Inc. Insured), VRDN (b)	$18,430,000	$ 18,430,000
(Third Sector New England, Inc. Proj.) Series A, 3.02%, LOC
Fleet Nat’l. Bank, VRDN (b)	17,700,000	17,700,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.03% (AMBAC Insured), VRDN (b)	20,000,000	20,000,000
Series B, 3.03% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 3.02%, LOC Citizens Bank of Massachusetts,
VRDN (b)	26,400,000	26,400,000
Series B, 3.02%, LOC Citizens Bank of Massachusetts,
VRDN (b)	5,000,000	5,000,000
Series 2, 3% 4/3/06, LOC Fleet Nat’l. Bank, CP	7,745,000	7,745,000
Series A, 3.03%, LOC Fleet Nat’l. Bank, VRDN (b)	13,000,000	13,000,000
3.05%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.
(Wheelabrator Millbury Proj.) 3.12%, LOC JPMorgan Chase
Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393,
3.04% (Liquidity Facility BNP Paribas SA) (b)(f)	8,010,000	8,010,000
Massachusetts Gen. Oblig.:
Bonds Series PT 983, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (b)(f)(g)	25,800,000	25,800,000
Participating VRDN:
Series AAB 00 18, 3.04% (Liquidity Facility ABN AMRO
Bank NV) (b)(f)	14,740,000	14,740,000
Series AAB 02 18, 3.04% (Liquidity Facility ABN AMRO
Bank NV) (b)(f)	14,375,000	14,375,000
Series BA 01 O, 3.05% (Liquidity Facility Bank of America
NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 3.05% (Liquidity Facility Bank of America
NA) (b)(f)	3,490,000	3,490,000
Series EGL 00 2102, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	7,400,000	7,400,000
Series EGL 01 2102, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	14,835,000	14,835,000
Series EGL 01 2103, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	38,500,000	38,500,000
Series EGL 01 2104, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	16,100,000	16,100,000
Series EGL 01 2105, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	14,585,000	14,585,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series EGL 02 6008, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	$ 7,860,000	$ 7,860,000
Series EGL 03 13, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(f)	16,830,000	16,830,000
Series EGL 03 7777, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	26,565,000	26,565,000
Series EGL 04 0003, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	23,635,000	23,635,000
Series EGL 04 0005, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	1,650,000	1,650,000
Series EGL 04 0006, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	6,750,000	6,750,000
Series EGL 04 0008, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	14,850,000	14,850,000
Series IXIS 04 9, 3.06% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	34,120,000	34,120,000
Series Macon 05 C, 3.05% (Liquidity Facility Bank of
America NA) (b)(f)	3,950,000	3,950,000
Series Merlot 05 B1, 3.06% (Liquidity Facility Wachovia
Bank NA) (b)(f)	17,095,000	17,095,000
Series Merlots 04 B12, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	10,675,000	10,675,000
Series Merlots 04 C42, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	5,375,000	5,375,000
Series Merlots 04 C44, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	7,500,000	7,500,000
Series Merlots A51, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	7,355,000	7,355,000
Series MS 01 535, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	19,997,000	19,997,000
Series MS 01 574, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	6,395,000	6,395,000
Series MS 01 785 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	8,795,000	8,795,000
Series MS 1015, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	7,195,000	7,195,000
Series MS 1186, 3.05% (Liquidity Facility Rabobank
Nederland Coop. Central) (b)(f)	16,315,000	16,315,000
Series MS 872, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	7,495,000	7,495,000
Series MS 902, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	9,995,000	9,995,000
See accompanying notes which are an integral part of the financial statements.

49		Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series MS 903, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	$ 1,495,000	$ 1,495,000
Series MT 127, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(f)	5,495,000	5,495,000
Series PA 1059, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,900,000	4,900,000
Series PA 993R, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	3,505,000	3,505,000
Series PT 1390, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,145,000	10,145,000
Series PT 1609, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,045,000	10,045,000
Series PT 1611, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	15,720,000	15,720,000
Series PT 1618, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	8,050,000	8,050,000
Series PT 1802, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,945,000	4,945,000
Series PT 1945, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	12,170,000	12,170,000
Series PT 2008, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	11,070,000	11,070,000
Series PT 2015, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	11,160,000	11,160,000
Series PT 2073, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	2,635,000	2,635,000
Series PT 2118, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,485,000	10,485,000
Series PT 2146, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	5,390,000	5,390,000
Series PT 2226, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	19,860,000	19,860,000
Series PT 2252, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	11,345,000	11,345,000
Series PT 2289, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	11,340,000	11,340,000
Series PT 2389, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	11,845,000	11,845,000
Series PT 2421, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	26,440,000	26,440,000
Series PT 2426, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	21,795,000	21,795,000
See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series PT 2427, 3.04% (Liquidity Facility Dexia Cr. Local
de France) (b)(f)	$ 6,800,000	$ 6,800,000
Series PT 3222, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	10,000,000	10,000,000
Series PT 3312, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	17,170,000	17,170,000
Series PT 921, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(f)	18,700,000	18,700,000
Series Putters 1115, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	13,270,000	13,270,000
Series Putters 300, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	24,205,000	24,205,000
Series Putters 301, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	19,435,000	19,435,000
Series Putters 317, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	13,160,000	13,160,000
Series Putters 343, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	7,840,000	7,840,000
Series Putters 402, 3.04% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	30,020,000	30,020,000
Series Putters 571, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	10,415,000	10,415,000
Series Putters 627, 3.04% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	5,085,000	5,085,000
Series Putters 794, 3.05% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	5,440,000	5,440,000
Series Putters 808, 3.05% (Liquidity Facility Dresdner Bank
AG) (b)(f)	14,970,000	14,970,000
Series ROC II 4526, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,135,000	5,135,000
Series ROC II R191, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	5,995,000	5,995,000
Series ROC II R2042, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,135,000	5,135,000
Series ROC II R467, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	10,480,000	10,480,000
Series ROC II R6050, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	5,800,000	5,800,000
Series Stars 04 94, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(f)	10,910,000	10,910,000
Series Stars 80, 3.04% (Liquidity Facility BNP Paribas
SA) (b)(f)	19,700,000	19,700,000
See accompanying notes which are an integral part of the financial statements.

51		Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Gen. Oblig.: – continued
Participating VRDN:
Series TOC 05 B, 3.05% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	$ 20,000,000	$ 20,000,000
Series TOC 05 C, 3.05% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	9,900,000	9,900,000
Series 1997 B, 3.05% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	8,535,000	8,535,000
Series 1998 B, 3% (Liquidity Facility DEPFA BANK PLC),
VRDN (b)	27,900,000	27,900,000
Series 2001 B, 3.05% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	88,475,000	88,475,000
Series 2001 C, 3.05% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)	37,490,000	37,490,000
Series H, 3.1% 3/8/06 (Liquidity Facility Bank of Nova
Scotia, New York Agcy.), CP	15,200,000	15,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Amherst College Proj.) Series H, 2.7%, tender
4/3/06 (b)	28,500,000	28,500,000
Participating VRDN:
Series 01 834, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	28,300,000	28,300,000
Series BA 02 D, 3.05% (Liquidity Facility Bank of America
NA) (b)(f)	10,505,000	10,505,000
Series EGL 03 50, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(f)	15,310,000	15,310,000
Series EGL 03 9, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(f)	9,900,000	9,900,000
Series EGL 04 0013, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	9,100,000	9,100,000
Series EGL 04 39, 3.06% (Liquidity Facility Citibank NA) (b)(f)	23,000,000	23,000,000
Series EGL 04 44 Class A, 3.06% (Liquidity Facility
Citibank NA) (b)(f)	26,975,000	26,975,000
Series EGL 7050044 Class A, 3.06% (Liquidity Facility
Citibank NA) (b)(f)	11,325,000	11,325,000
Series EGL 97 2104, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	17,500,000	17,500,000
Series LB 05 F5, 3.13% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(f)	6,620,000	6,620,000
Series Merlots 00 T, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	3,970,000	3,970,000
Series Merlots 00 WW, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	14,645,000	14,645,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

52

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Health & Edl. Facilities Auth. Rev.: – continued
Participating VRDN:
Series Merlots 04 A14, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	$ 6,295,000	$ 6,295,000
Series Merlots 97 Y, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	6,500,000	6,500,000
Series MS 01 587, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	11,640,000	11,640,000
Series MS 1123, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	15,790,000	15,790,000
Series PA 595R, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	4,155,000	4,155,000
Series PT 2256, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	9,340,000	9,340,000
Series PT 904, 3.04% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(f)	30,495,000	30,495,000
Series ROC II R294, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	4,995,000	4,995,000
Series ROC II R382, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	3,995,000	3,995,000
Series SGA 65, 3.05% (Liquidity Facility Societe
Generale) (b)(f)	6,860,000	6,860,000
Series SGB 42, 3.06% (Liquidity Facility Societe
Generale) (b)(f)	27,080,000	27,080,000
(Simmons College Proj.) Series E, 3.05% (AMBAC Insured),
VRDN (b)	8,395,000	8,395,000
(Williams College Proj.) Series E, 3.03%, VRDN (b)	6,700,000	6,700,000
(Winchester Hosp. Proj.):
Series F, 3.05%, LOC Fleet Nat’l. Bank, VRDN (b)	15,170,000	15,170,000
Series G, 3.05%, LOC Fleet Nat’l. Bank, VRDN (b)	5,260,000	5,260,000
3.1% 3/10/06, CP	13,500,000	13,500,000
3.12% 4/12/06, CP	13,978,000	13,978,000
3.17% 4/13/06, CP	17,800,000	17,800,000
Massachusetts Hsg. Fin. Agcy. (Princeton Crossing LP Proj.)
Series 1996, 3.1%, LOC Fannie Mae, VRDN (b)(e)	18,900,000	18,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds:
Series 2005 V, 3.05% 4/1/06 (e)	18,115,000	18,115,000
Series 2005 X, 3.3% 8/1/06 (e)	25,000,000	25,000,000
Participating VRDN:
Series LB 05 L27, 3.16% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(e)(f)	14,430,000	14,430,000

See accompanying notes which are an integral part of the financial statements.

53		Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: – continued
Participating VRDN:
Series Merlots H, 3.05% (Liquidity Facility Wachovia Bank
NA) (b)(f)	$19,000,000	$ 19,000,000
Series ROC II R421, 3.09% (Liquidity Facility Citibank
NA) (b)(e)(f)	4,600,000	4,600,000
Series 88, 3.03% (FSA Insured), VRDN (b)(e)	2,500,000	2,500,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.04%, LOC Fleet Bank
NA, VRDN (b)(e)	2,200,000	2,200,000
(Abbott Box Co. Proj.) Series 1997, 3.05%, LOC Fleet Nat’l.
Bank, VRDN (b)(e)	2,290,000	2,290,000
(Barbour Corp. Proj.) Series 1998, 3.05%, LOC Fleet Nat’l.
Bank, VRDN (b)(e)	4,325,000	4,325,000
(BBB Esq. LLC Proj.) Series 1996, 3.04%, LOC Fleet Bank
NA, VRDN (b)(e)	1,400,000	1,400,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.05%, LOC
Fleet Nat’l. Bank, VRDN (b)(e)	2,220,000	2,220,000
(Brady Enterprises Proj.) Series 1996, 3.05%, LOC Bank of
America NA, VRDN (b)(e)	2,250,000	2,250,000
(Decas Cranberry Proj.) Series 1997, 3.05%, LOC Fleet
Nat’l. Bank, VRDN (b)(e)	4,500,000	4,500,000
(Heat Fab, Inc. Proj.) Series 1996, 3.07%, LOC Fleet Bank
NA, VRDN (b)(e)	3,035,000	3,035,000
(Interpolymer Corp. Proj.) Series 1992, 3.04%, LOC Fleet
Bank NA, VRDN (b)(e)	1,600,000	1,600,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.04%, LOC Fleet
Bank NA, VRDN (b)(e)	2,800,000	2,800,000
(United Plastics Proj.) Series 1997, 3.05%, LOC Wells Fargo
Bank NA, San Francisco, VRDN (b)(e)	2,790,000	2,790,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.)
Series A2, 0% 8/1/06	6,000,000	5,909,400
Participating VRDN Series SG 56, 3.04% (Liquidity Facility
Societe Generale) (b)(f)	11,100,000	11,100,000
(Goddard House Proj.) 3.04%, LOC Fleet Bank NA, VRDN (b)	10,000,000	10,000,000
(Heritage at Darmouth Proj.) Series 1996, 3.05%, LOC Fleet
Bank NA, VRDN (b)(e)	4,550,000	4,550,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.03%,
LOC SunTrust Banks, Inc., VRDN (b)	3,295,000	3,295,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.05%, LOC Bank of America NA, VRDN (b)	4,600,000	4,600,000
Series 1994 B, 3.05%, LOC Bank of America NA, VRDN (b) .	5,600,000	5,600,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 54

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Indl. Fin. Agcy. Rev.: – continued
(Society for the Prevention of Cruelty to Animals Proj.) Series
1997, 3.03%, LOC Bank of America NA, VRDN (b)	$ 2,865,000	$ 2,865,000
(Youville Place Proj.) Series 1996, 3.09% (AMBAC Insured),
VRDN (b)	4,600,000	4,600,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Participating VRDN Series MS 01 674, 3.05% (Liquidity
Facility Morgan Stanley) (b)(f)	23,960,000	23,960,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 3.2% (Liquidity Facility Wachovia Bank
NA) (b)(e)(f)	21,345,000	21,345,000
Series PA 592, 3.05% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PA 600R, 3.05% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PT 895, 3.05% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)(f)	5,930,000	5,930,000
Series Putters 891, 3.04% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	8,825,000	8,825,000
Series Putters 892, 3.04% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	10,295,000	10,295,000
Series Putters 952, 3.05% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	3,535,000	3,535,000
Series ROC II R2031, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	7,335,000	7,335,000
Series SGA 64, 3.08% (Liquidity Facility Societe
Generale) (b)(e)(f)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt
Proj.) Series 2001 A, 3.1%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Participating VRDN:
Series 720050069, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	49,565,000	49,565,000
Series PT 3105, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	14,610,000	14,610,000
Series Putters 1008, 3.05% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	19,290,000	19,290,000
Series Putters 1052Z, 3.05% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	14,850,000	14,850,000
Series Putters 1147, 3.05% (Liquidity Facility JPMorgan
Chase & Co.) (b)(f)	15,475,000	15,475,000
Series ROC II R414, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	16,475,000	16,475,000
See accompanying notes which are an integral part of the financial statements.

55		Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.
Participating VRDN: – continued
Series TOC 05 L, 3.05% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	$ 7,200,000	$ 7,200,000
Series TOC 05 R, 3.05% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(f)	13,900,000	13,900,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN:
Series Clipper 05 32, 3.05% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(f)	8,750,000	8,750,000
Series EGL 04 25 Class A, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	6,015,000	6,015,000
Series Macon 05 K, 3.05% (Liquidity Facility Bank of
America NA) (b)(f)	22,700,000	22,700,000
Series Merlots 05 A14, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	17,590,000	17,590,000
Series Merlots B19, 3.05% (Liquidity Facility Wachovia Bank
NA) (b)(f)	4,970,000	4,970,000
Series PT 3058, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	59,870,000	59,870,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.04% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(f)	4,995,000	4,995,000
Series PT 1427, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	10,045,000	10,045,000
Series PT 2484, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	12,610,000	12,610,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.
Participating VRDN:
Series MS 00 489, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	11,860,000	11,860,000
Series MS 827, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	8,495,000	8,495,000
Series PA 672, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	6,840,000	6,840,000
Series PT 135, 3.04% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(f)	24,275,000	24,275,000
Series SG 124, 3.04% (Liquidity Facility Societe
Generale) (b)(f)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN
Series Putters 140, 3.04% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	9,405,000	9,405,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	56

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating
VRDN Series BA 97 N, 3.05% (Liquidity Facility Bank of
America NA) (b)(f)	$ 17,204,000	$ 17,204,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 3.04% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	19,045,000	19,045,000
Series PT 1990, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	5,245,000	5,245,000
Series PT 2365, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	21,470,000	21,470,000
Series PT 2368, 3.04% (Liquidity Facility Dexia Cr. Local de
France) (b)(f)	7,835,000	7,835,000
Series Putters 577, 3.04% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	10,430,000	10,430,000
Series Putters 578, 3.04% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	17,965,000	17,965,000
Series ROC II R1027, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	7,920,000	7,920,000
Series ROC II R1036, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	10,130,000	10,130,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement
Rev. Participating VRDN:
Series Merlots 99 N, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	13,300,000	13,300,000
Series SGA 87, 3.05% (Liquidity Facility Societe
Generale) (b)(f)	22,775,000	22,775,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series AAB 05 10, 3.05% (Liquidity Facility ABN AMRO
Bank NV) (b)(f)	16,995,000	16,995,000
Series EGL 00 2103, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	5,600,000	5,600,000
Series EGL 02 2101, 3.06% (Liquidity Facility Citibank
NA, New York) (b)(f)	14,660,000	14,660,000
Series EGL 7050011, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	10,990,000	10,990,000
Series EGL 7050015, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	26,660,000	26,660,000
Series Merlots 06 A1, 3.05% (Liquidity Facility Wachovia
Bank NA) (b)(f)	10,110,000	10,110,000
Series MS 04 1057, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	18,060,000	18,060,000
Series MS 1080, 3.05% (Liquidity Facility Morgan
Stanley) (b)(f)	5,770,000	5,770,000

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Massachusetts Wtr. Resources Auth.: – continued
Participating VRDN:
Series PA 637, 3.05% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	$ 4,625,000	$ 4,625,000
Series PA 999R, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 1382, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	6,565,000	6,565,000
Series PT 2175, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	8,600,000	8,600,000
Series Putters 799, 3.05% (Liquidity Facility JPMorgan
Chase Bank) (b)(f)	4,700,000	4,700,000
Series Putters 826, 3.05% (Liquidity Facility Dresdner Bank
AG) (b)(f)	12,645,000	12,645,000
Series 1995:
3.1% 3/3/06, LOC Bayerische Landesbank Girozentrale,
CP	19,600,000	19,600,000
3.1% 3/6/06, LOC Bayerische Landesbank Girozentrale,
CP	10,600,000	10,600,000
3.1% 3/10/06, LOC Bayerische Landesbank
Girozentrale, CP	16,500,000	16,500,000
3.14% 4/7/06, LOC Bayerische Landesbank
Girozentrale, CP	4,000,000	4,000,000
Melrose Gen. Oblig. BAN 4% 8/10/06	26,600,000	26,746,622
Milford Gen. Oblig. BAN 3.5% 4/17/06	5,000,000	5,007,294
Natick Gen. Oblig. BAN 3.75% 4/28/06	3,500,000	3,507,160
New Bedford Gen. Oblig.:
BAN:
3.25% 2/24/06	8,000,000	7,999,604
3.5% 2/24/06	8,500,000	8,504,180
RAN 4% 6/30/06	12,000,000	12,043,457
Northborough-Southboro Reg’l. School District BAN 4.5%
10/26/06	26,900,000	27,170,960
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating
VRDN:
Series AAB 00 14, 3.04% (Liquidity Facility ABN AMRO
Bank NV) (b)(f)	19,900,000	19,900,000
Series EGL 01 2101, 3.06% (Liquidity Facility Citibank NA,
New York) (b)(f)	7,600,000	7,600,000
Series ROC II R26, 3.06% (Liquidity Facility Citibank
NA) (b)(f)	11,285,000	11,285,000
Tewksbury Gen. Oblig. BAN 3.3% 2/17/06	19,250,000	19,250,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

58

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Massachusetts continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating
VRDN:
Series ROC II 4044, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	$ 9,500,000	$ 9,500,000
Series ROC II R4555, 3.06% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	5,960,000	5,960,000
Wachusett Reg’l. School District BAN 4.25% 7/14/06	15,000,000	15,082,037
Waltham Gen. Oblig. BAN 4.5% 11/15/06	19,190,000	19,371,069
		3,723,677,865

Puerto Rico 3.5%
JPMorgan Chase Bank NA as Enhancement Custodian Bonds
3.25% 7/24/06, LOC Societe Generale (a)	26,600,000	26,600,000
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Merlots 01 A107, 3.03% (Liquidity Facility
Wachovia Bank NA) (b)(f)	18,935,000	18,935,000
Series MT 218, 3.04% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	17,440,000	17,440,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York
Agcy., LOC BNP Paribas SA	28,500,000	28,672,852
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN Series PA 114, 3.01% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(f)	7,935,000	7,935,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series MACN 05 N, 3.05% (Liquidity
Facility Bank of America NA) (b)(f)	11,000,000	11,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series PA 1044, 3.01% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)	8,745,000	8,745,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA
645, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,860,000	6,860,000
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation
Participating VRDN:
Series MT 195, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	9,165,000	9,165,000
Series MT 206, 3.04% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	9,895,000	9,895,000
		145,247,852

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Investments continued

Municipal Securities continued
	Shares	Value
		(Note 1)
Other – 2.7%
Fidelity Municipal Cash Central Fund, 3.1% (c)(d)	114,543,413	$ 114,543,413

TOTAL INVESTMENT PORTFOLIO 95.6%
(Cost $3,983,469,130)		3,983,469,130

NET OTHER ASSETS – 4.4%		183,254,699
NET ASSETS 100%	$ 4,166,723,829

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $26,600,000 or
0.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(e) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $25,800,000
or 0.6% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost
Massachusetts Gen.
Oblig. Bonds Series
PT 983, 2.95%,
tender 7/20/06
(Liquidity Facility
DEPFA BANK PLC)	6/24/04	$25,800,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 60

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Municipal Cash Central Fund	$950,986

Income Tax Information

At January 31, 2006, the fund had a capital loss carryforward of approximately $93,971 all of which will expire on January 31, 2014.

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Fidelity Massachusetts Municipal Money Market Fund Financial Statements

Statement of Assets and Liabilities
		January 31, 2006

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $3,868,925,717)	$3,868,925,717
Affiliated Central Funds (cost $114,543,413)	114,543,413
Total Investments (cost $3,983,469,130)		$3,983,469,130
Cash		107,304,982
Receivable for investments sold		27,836,055
Receivable for fund shares sold		59,053,572
Interest receivable		27,131,441
Prepaid expenses		17,018
Other receivables		234,633
Total assets		4,205,046,831

Liabilities
Payable for fund shares redeemed	$ 36,260,522
Distributions payable	142,922
Accrued management fee	1,301,635
Other affiliated payables	456,779
Other payables and accrued expenses	161,144
Total liabilities		38,323,002

Net Assets		$ 4,166,723,829
Net Assets consist of:
Paid in capital		$4,166,348,864
Distributions in excess of net investment income		(3,787)
Accumulated undistributed net realized gain (loss) on
investments		378,752
Net Assets, for 4,165,209,780 shares outstanding		$ 4,166,723,829
Net Asset Value, offering price and redemption price per
share ($4,166,723,829 ÷ 4,165,209,780 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

62

Statement of Operations
	Year ended January 31, 2006

Investment Income
Interest		$95,739,596
Income from affiliated Central Funds		950,986
Total income		96,690,582

Expenses
Management fee	$14,515,679
Transfer agent fees	4,793,350
Accounting fees and expenses	329,251
Independent trustees’ compensation	17,069
Custodian fees and expenses	59,150
Registration fees	103,869
Audit	53,198
Legal	15,735
Miscellaneous	144,555
Total expenses before reductions	20,031,856
Expense reductions	(3,725,910)	16,305,946

Net investment income		80,384,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(93,956)
Net increase in net assets resulting from operations		$80,290,680

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		January 31,	January 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 80,384,636	$ 27,560,216
Net realized gain (loss)		(93,956)	146,634
Net increase in net assets resulting from operations	.	80,290,680	27,706,850
Distributions to shareholders from net investment income	.	(80,200,937)	(27,742,225)
Distributions to shareholders from net realized gain		—	(1,346,305)
Total distributions		(80,200,937)	(29,088,530)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		10,777,996,713	8,462,447,114
Reinvestment of distributions		79,319,419	28,845,837
Cost of shares redeemed		(10,368,698,446)	(8,074,608,520)
Net increase (decrease) in net assets and shares
resulting from share transactions		488,617,686	416,684,431
Total increase (decrease) in net assets		488,707,429	415,302,751

Net Assets
Beginning of period		3,678,016,400	3,262,713,649
End of period (including distributions in excess of net
investment income of $3,787 and distributions in
excess of net investment income of $2,352,
respectively)		$ 4,166,723,829	$ 3,678,016,400

See accompanying notes which are an integral part of the financial statements.

Annual Report 64

Financial Highlights

Years ended January 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment
Operations
Net investment income	021	.008	.006	.010	.022
Net realized and unreal-
ized gain (loss)C	—	—	—	—	—
Total from investment
operations	021	.008	.006	.010	.022
Distributions from net
investment income	(.021)	(.008)	(.006)	(.010)	(.022)
Distributions from net
realized gain	—	—C	—	—	—
Total distributions	(.021)	(.008)	(.006)	(.010)	(.022)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnA	2.07%	.84%	.58%	1.02%	2.22%
Ratios to Average Net AssetsB
Expenses before
reductions	51%	.51%	.50%	.51%	.50%
Expenses net of fee
waivers, if any	51%	.51%	.50%	.51%	.50%
Expenses net of all
reductions	42%	.49%	.49%	.48%	.46%
Net investment income	2.07%	.79%	.58%	1.01%	2.20%
Supplemental Data
Net assets, end of period
(000 omitted)	$4,166,724	$3,678,016	$3,262,714	$3,262,761	$3,189,696

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Notes to Financial Statements

For the period ended January 31, 2006

1. Significant Accounting Policies.

Fidelity Massachusetts Municipal Income Fund (the income fund), Fidelity Massachu setts AMT Tax Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). On July 21, 2005, the Board of Trustees approved a change in the names of Spartan Massachusetts Municipal Income Fund and Spartan Massachusetts Municipal Money Market Fund to Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts AMT Tax Free Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Massachusetts. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

66

1. Significant Accounting Policies continued
Security Valuation continued

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

67 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Massachusetts
Municipal Income Fund	$ 1,763,336,309	$ 58,742,044	$ (5,343,764)	$ 53,398,280
Fidelity Massachusetts AMT
Tax Free Money Market
Fund	1,347,254,033	—	—	—
Fidelity Massachusetts
Municipal Money Market
Fund	3,983,469,130	—	—	—

			Undistributed
		Undistributed	Long-term Capital	Capital Loss
		Ordinary Income	Gain	Carryforward
Fidelity Massachusetts Municipal
Income Fund		$ —	$ 1,275,131	$ —
Fidelity Massachusetts AMT Tax Free
Money Market Fund		120,674	—	(64,300)
Fidelity Massachusetts Municipal Money
Market Fund		472,722	—	(93,971)

The tax character of distributions paid was as follows:

January 31, 2006
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Massachusetts Municipal
Income Fund	$ 75,076,272	$ —	$ 24,660,494	$ 99,736,766
Fidelity Massachusetts AMT
Tax Free Money Market Fund	26,675,309	—	—	26,675,309
Fidelity Massachusetts Municipal
Money Market Fund	80,200,937	—	—	80,200,937

January 31, 2005
	Tax-exempt	Ordinary	Long-term
	Income	Income	Capital Gains	Total
Fidelity Massachusetts Municipal
Income Fund	$ 75,321,159	$ —	$ 21,403,072	$ 96,724,231
Fidelity Massachusetts AMT
Tax Free Money Market Fund	8,747,174	23,536	417,068	9,187,778
Fidelity Massachusetts Municipal
Money Market Fund	27,716,172	—	1,372,358	29,088,530

Annual Report	68

1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter parties do not perform under the contract’s terms. Gain (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settle ment price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $458,217,326 and $380,579,870, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with invest ment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under

69 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued
Management Fee continued

management decrease. For the period, each fund’s annual management fee rate ex pressed as a percentage of each fund’s average net assets was as follows:

	Individual	Group
	Rate	Rate	Total
Fidelity Massachusetts Municipal Income Fund	25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	25%	.12%	.37%

FMR and its affiliates provide Fidelity Massachusetts AMT Tax Free Money Market Fund with investment management related services for which the fund pays a monthly man agement fee that is based on an annual rate of .43% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massa chusetts Municipal Money Market Fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC per forms the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	07%
Fidelity Massachusetts Municipal Money Market Fund	12%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

70

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

		Reimbursement
	Expense Limitations	from adviser
Fidelity Massachusetts AMT Tax Free
Money Market Fund	40%	$358,376

In addition, through an arrangement with Fidelity Massachusetts AMT Tax Free Money Market Fund’s custodian and transfer agent, $1,008,772 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

Through arrangements with the income fund’s and Fidelity Massachusetts Municipal Money Market Fund’s custodian and transfer agent, credits realized as a result of unin vested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Fidelity Massachusetts Municipal Income
Fund	$27,900	$537,026	$42,276
Fidelity Massachusetts Municipal Money
Market Fund	59,032	3,602,711	64,167

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

71 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts Municipal Income Fund (formerly Spartan Massachusetts Municipal Income Fund), Fidelity Massachusetts AMT Tax Free Money Market Fund (formerly Spartan Massachusetts Municipal Money Market Fund) and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Massachu setts Municipal Income Fund (formerly Spartan Massachusetts Municipal Income Fund), Fidelity Massachusetts AMT Tax Free Municipal Money Market Fund (formerly Spartan Massachusetts Municipal Money Market Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the schedules of investments, as of January 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Massachusetts Municipal Income Fund, Fidelity Massachusetts AMT Tax Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts March 14, 2006

Annual Report

72

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 251 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Com pany; Chairman and a Director of Fidelity Investments Money Manage ment, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

74

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Massachusetts Municipal Money Market (2005 present), Massachusetts AMT Tax Free Money Market (2005 present), and Massachusetts Municipal Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Opera tions and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

75 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

76

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Auto matic Data Processing, Inc. (ADP) (technology based business outsourc ing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer manage ment services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

77 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric util ity). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care Sys tem and the Board of Visitors of the Kenan Flagler Business School (Uni versity of North Carolina at Chapel Hill). He also served as Vice Presi dent of Finance for the University of North Carolina (16 school system).

Annual Report

78

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

79 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, Presi dent, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (inte grated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Massachusetts Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addi tion, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

80

Name, Age; Principal Occupation Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Massachusetts Municipal Money Market and Massa chusetts AMT Tax Free Money Market. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Massachusetts Municipal Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio man agers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

81 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Norman U. Lind (49)

Year of Election or Appointment: 2000

Vice President of Massachusetts Municipal Money Market and Massa chusetts AMT Tax Free Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind worked as a research analyst and portfolio manager.

Christine J. Thompson (47)

Year of Election or Appointment: 1998

Vice President of Massachusetts Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR. Prior to assum ing her current responsibilities, Ms. Thompson worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

82

Name, Age; Principal Occupation R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Munici pal Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Munici pal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Com pliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice Pres ident and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institu tional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

83 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC

(2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional prac tice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986 or 1991

Assistant Treasurer of Massachusetts Municipal Money Market (1986), Massachusetts AMT Tax Free Money Market (1991), and Massachusetts Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

84

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market, Massa chusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Massachusetts Municipal Money Market, Massachusetts AMT Tax Free Money Market, and Massachusetts Municipal Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

85 Annual Report

Distributions

The Board of Trustees of Fidelity Massachusetts Municipal Income Fund voted to pay on March 6, 2006, to shareholders of record at the opening of business on March 3, 2006 a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

The income fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2006, $25,923,382, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% and 100% of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund’s income dividends were free from federal income tax, and 7.18% and 16.83% of Fidelity Massa chusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund’s income dividends were subject to the federal alternative minimum tax.

During fiscal year ended 2006, 100% of Fidelity Massachusetts AMT Tax-Free Money Market Fund’s income dividends was free from federal income tax, and 0.00% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

86

Proxy Voting Results

A special meeting of the fund’s shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if permitted
by applicable law, to authorize fund
mergers without shareholder approval.A
	# of	% of
	Votes	Votes
Affirmative	2,528,641,310.15	78.206
Against	564,203,456.22	17.450
Abstain	110,645,729.35	3.422
Broker
Non Votes	29,820,088.56	.922
TOTAL	3,233,310,584.28	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	3,098,360,264.82	95.826
Withheld	134,950,319.46	4.174
TOTAL	3,233,310,584.28	100.000
Dennis J. Dirks
Affirmative	3,107,298,775.80	96.103
Withheld	126,011,808.48	3.897
TOTAL	3,233,310,584.28	100.000
Robert M. Gates
Affirmative	3,099,540,344.54	95.863
Withheld	133,770,239.74	4.137
TOTAL	3,233,310,584.28	100.000
George H. Heilmeier
Affirmative	3,099,895,859.45	95.874
Withheld	133,414,724.83	4.126
TOTAL	3,233,310,584.28	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	3,088,523,692.94	95.522
Withheld	144,786,891.34	4.478
TOTAL	3,233,310,584.28	100.000

Edward C. Johnson 3d
Affirmative	3,086,649,248.72	95.464
Withheld	146,661,335.56	4.536
TOTAL	3,233,310,584.28	100.000

Marie L. Knowles
Affirmative	3,103,737,298.31	95.993
Withheld	129,573,285.97	4.007
TOTAL	3,233,310,584.28	100.000

Ned C. Lautenbach
Affirmative	3,103,040,821.30	95.971
Withheld	130,269,762.98	4.029
TOTAL	3,233,310,584.28	100.000

Marvin L. Mann
Affirmative	3,098,207,571.16	95.822
Withheld	135,103,013.12	4.178
TOTAL	3,233,310,584.28	100.000

William O. McCoy
Affirmative	3,098,777,234.57	95.839
Withheld	134,533,349.71	4.161
TOTAL	3,233,310,584.28	100.000

Robert L. Reynolds
Affirmative	3,096,316,342.67	95.763
Withheld	136,994,241.61	4.237
TOTAL	3,233,310,584.28	100.000

Cornelia M. Small
Affirmative	3,104,283,335.71	96.009
Withheld	129,027,248.57	3.991
TOTAL	3,233,310,584.28	100.000

87 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	3,102,321,792.70	95.949
Withheld	130,988,791.58	4.051
TOTAL	3,233,310,584.28	100.000

Kenneth L. Wolfe
Affirmative	3,103,742,611.69	95.993
Withheld	129,567,972.59	4.007
TOTAL	3,233,310,584.28	100.000

A Denotes trust-wide proposals and voting results.

Annual Report

88

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Money Market Fund

Fidelity Massachusetts Municipal Income Fund (formerly Spartan Massachu setts Municipal Income Fund) Fidelity Massachusetts AMT Tax Free Money Market Fund (formerly Spartan Massachusetts Municipal Money Market Fund)

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues

89 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Annual Report

90

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

91 Annual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report 92

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

93 Annual Report

93

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Annual Report 94

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Shareholder
Servicing Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FASTR ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MAS-UANN-0306 1.789255.103

Item 2. Code of Ethics

As of the end of the period, January 31, 2006, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Massachusetts AMT Tax-Free Money Market Fund, Fidelity Massachusetts Municipal Income Fund, and Fidelity Massachusetts Municipal Money Market Fund, (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$26,000	$27,000
Fidelity Massachusetts Municipal Income Fund	$39,000	$37,000
Fidelity Massachusetts Municipal Money Market Fund	$29,000	$29,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,700,000	$4,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$0	$0
Fidelity Massachusetts Municipal Income Fund	$0	$0
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$3,500	$3,400
Fidelity Massachusetts Municipal Income Fund	$3,700	$3,600
Fidelity Massachusetts Municipal Money Market Fund	$3,500	$3,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$0	$0
Fidelity Massachusetts Municipal Income Fund	$0	$0
Fidelity Massachusetts Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$160,000	$760,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005, on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2006 and January 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2006 and January 31, 2005, the aggregate fees billed by Deloitte Entities of $425,000A and $1,100,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$175,000	$750,000
Non-Covered Services	$250,000	$350,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006